Employee benefits (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Employee benefits
Salary		R$ 10,286	R$ 1,641
Labor provisions (vacation)		16,481	15,877
Provision for bonus		22,578	15,002
Other obligations		539	2,519
Long-term benefits (a)	[1]	816	62
Total		50,700	35,101
Current		50,085	35,039
Non-current		R$ 615	R$ 62

[1]	Effect of the provision for taxes to be paid on the delivery of restricted Class A common shares (“RSU”) of the plan described in Note 20.